Schedule 1 - Registrant's Condensed Financial Statements - Condensed Statements of Operations and Comprehensive Income (Detail) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Mar. 26, 2016	Mar. 28, 2015	Jun. 27, 2015	Jun. 28, 2014	Jun. 29, 2013
Condensed Statement of Income Captions [Line Items]
Operating expenses	$ 1,313.3	$ 1,251.4	$ 1,688.2	$ 1,581.6	$ 1,468.0
Operating loss	135.4	106.9	160.1	115.6	114.7
Income tax (benefit) expense	26.7	16.8	40.1	14.7	11.1
Net income	39.1	22.3	56.5	15.5	8.4
Other comprehensive (loss) income	0.5	0.1	1.2	(2.2)	5.4
Total comprehensive income	$ 39.6	$ 22.4	57.7	13.3	13.8
Parent Company [Member]
Condensed Statement of Income Captions [Line Items]
Operating expenses			4.9	4.5	4.5
Operating loss			(4.9)	(4.5)	(4.5)
Income tax (benefit) expense			(1.8)	(1.6)	(1.6)
Loss before equity in net income of subsidiary			(3.1)	(2.9)	(2.9)
Equity in net income of subsidiary, net of tax			59.6	18.4	11.3
Net income			56.5	15.5	8.4
Other comprehensive (loss) income			1.2	(2.2)	5.4
Total comprehensive income			$ 57.7	$ 13.3	$ 13.8